Information by Segment and Geographic Area (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Countries with revenues from unaffiliated customers or net property, plant and equipment of ten percent or more of the consolidated totals (in at least one period presented) are as follows:
Information by Geographic Area (a)

	Revenues from Unaffiliated Customers
	Year Ended December 31
(In thousands)	2014	2013	2012
United States	$880,884	$1,021,770	$1,108,051
United Kingdom	257,885	353,915	331,894
All Other	927,519	1,520,285	1,606,073
Totals including Corporate	$2,066,288	$2,895,970	$3,046,018

(a)	Revenues are attributed to individual countries based on the location of the facility generating the revenue.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

	Property, Plant and Equipment, Net
	Balances at December 31
(In thousands)	2014	2013	2012
United States	$151,397	$146,939	$242,605
China	102,842	86,822	55,656
Brazil	69,515	63,161	65,019
All Other	339,490	413,543	902,660
Totals including Corporate	$663,244	$710,465	$1,265,940

Schedule of Segment Operating Information by Segment
Operating Information by Segment:

The Company has reclassified segment operating results for the years ended December 31, 2013 and 2012 to conform to the revised manner in which the Company now allocates corporate expenses to operating segments as a result of changes in organizational structure resulting from the Infrastructure Transaction. The changes do not impact the Company's previously reported consolidated revenues from continuing operations, operating income (loss) from continuing operations or income (loss) from continuing operations before income taxes and equity income.

	Twelve Months Ended
	December 31
(In thousands)	2014	2013	2012
Revenues
Harsco Metals & Minerals	$1,378,142	$1,358,454	$1,404,103
Harsco Infrastructure	—	885,377	937,293
Harsco Industrial	412,532	365,972	352,586
Harsco Rail	275,614	286,167	352,036
Total Revenues	$2,066,288	$2,895,970	$3,046,018
Operating Income (Loss)
Harsco Metals & Minerals	$13,771	$91,781	$88,511
Harsco Infrastructure	—	(257,291)	(350,290)
Harsco Industrial	64,114	59,110	59,228
Harsco Rail	37,137	26,695	55,742
Corporate	(45,735)	(62,938)	(36,750)
Total Operating Income (Loss)	$69,287	$(142,643)	$(183,559)
Total Assets
Harsco Metals & Minerals	$1,476,660	$1,599,329	$1,565,494
Harsco Infrastructure (a)	—	456,316	1,018,742
Harsco Industrial	127,591	83,946	81,708
Harsco Rail	169,035	159,752	187,960
Corporate	495,941	147,174	125,634
Total Assets	$2,269,227	$2,446,517	$2,979,538
Depreciation and Amortization
Harsco Metals & Minerals	$159,844	$158,837	$163,137
Harsco Infrastructure	—	58,449	89,814
Harsco Industrial	4,928	3,329	3,098
Harsco Rail	5,591	10,362	10,116
Corporate	5,963	6,064	5,952
Total Depreciation and Amortization	$176,326	$237,041	$272,117
Capital Expenditures
Harsco Metals & Minerals	$187,665	$172,583	$189,073
Harsco Infrastructure	—	62,889	63,137
Harsco Industrial	9,298	3,936	3,669
Harsco Rail	3,120	3,502	4,133
Corporate	8,776	2,641	4,726
Total Capital Expenditures	$208,859	$245,551	$264,738
(a) The total assets of the Harsco Infrastructure Segment at December 31, 2013 represent assets held-for-sale, the value of the equity method investment in Brand, and related net deferred tax assets.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
Reconciliation of Segment Operating Income (Loss) to Consolidated Income From Continuing Operations Before Income Taxes and Equity Income:

	Twelve Months Ended
	December 31
(In thousands)	2014	2013	2012
Segment operating income (loss)	$115,022	$(79,705)	$(146,809)
General Corporate expense	(45,735)	(62,938)	(36,750)
Operating income (loss) from continuing operations	69,287	(142,643)	(183,559)
Interest income	1,702	2,087	3,676
Interest expense	(47,111)	(49,654)	(47,381)
Change in fair value to the unit adjustment liability	(9,740)	(966)	—
Income (loss) from continuing operations before income taxes and equity income	$14,138	$(191,176)	$(227,264)

Schedule of Product Information
Information about Products and Services:

	Revenues from Unaffiliated Customers
	Twelve Months Ended
	December 31
(In thousands)	2014	2013	2012
Key Product and Services Groups
Global expertise in providing on-site services of material logistics, product quality improvement and resource recovery for iron, steel and metals manufacturing; as well as value added environmental solutions for industrial co-products	$1,378,142	$1,358,454	$1,404,103
Engineered scaffolding, concrete forming and shoring, and other access-related services, rentals and sales (a)	—	885,377	937,293
Railway track maintenance services and equipment	275,614	286,167	352,036
Air-cooled heat exchangers	226,529	180,738	175,896
Industrial grating products	139,711	142,355	136,157
Heat transfer products	46,292	42,879	40,533
Consolidated Revenues	$2,066,288	$2,895,970	$3,046,018